Investments in Associates - Summarized Financial Information in Associate Balance Sheet Items (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current Assets	$ 32,727	$ 33,604
Total assets	1,974,777	620,858
Total liabilities	533,372	28,220
Carrying amount of investment in associate	27,265	84,589	$ 112,906
Sandbox Royalties Corp [member]
Disclosure of associates [line items]
Current Assets	6,615
Non-current Assets	71,993
Total assets	78,608
Current Liabilities	86
Non-current Liabilities	15,975
Total liabilities	16,061
Net Assets	62,547
Company's share of net assets of associate	12,600
Adjustments to Sandstorm's share of net assets	5,678
Carrying amount of investment in associate	18,278	0	0
Horizon Copper Corp [member]
Disclosure of associates [line items]
Current Assets	41,360
Non-current Assets	259,523
Total assets	300,883
Current Liabilities	141
Non-current Liabilities	271,163
Total liabilities	271,304
Net Assets	29,579
Company's share of net assets of associate	10,057
Adjustments to Sandstorm's share of net assets	(1,070)
Carrying amount of investment in associate	$ 8,987	$ 0	$ 0